Right-of-use Assets - Additional Information (Details) - CAD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of quantitative information about right-of-use assets [abstract]
Depreciation, right-of-use assets	$ 263	$ 252